RETIREMENT AND POSTRETIREMENT BENEFITS - BENEFIT OBLIGATIONS AND FUNDED STATUS (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD plan	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Pension and Other Postretirement Benefit Disclosures
Number of registered pension plans | plan	3
Number of supplemental pension plans | plan	4
Presented as follows:
Other long-term liabilities	CAD (597)	CAD (517)
Pension
Change in accrued benefit obligation
Benefit obligation at beginning of year	2,551	2,470
Service cost	155	167	CAD 108
Interest cost	89	98	93
Actuarial (gains)/loss	112	(172)
Benefits paid	(108)	(90)
Effect of foreign exchange rate changes	(14)	79
Other	(7)	(1)
Benefit obligation at end of year	2,778	2,551	2,470
Change in plan assets
Fair value of plan assets at beginning of year	2,229	2,062
Actual return on plan assets	168	88
Employer's contributions	102	116
Benefits paid	(108)	(90)
Effect of foreign exchange rate changes	(10)	54
Other	(1)	(1)
Fair value of plan assets at end of year	2,380	2,229	CAD 2,062
Underfunded status at end of year	(398)	(322)
Presented as follows:
Deferred amounts and other assets	5	6
Other long-term liabilities	(403)	(328)
Amount recognized in balance sheet	CAD (398)	CAD (322)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.00%	4.20%	4.00%
Average rate of salary increases (as a percent)	3.60%	3.60%	4.00%
United States Pension Plan
Presented as follows:
Deferred amounts and other assets	CAD 44	CAD 40
OPEB
Change in accrued benefit obligation
Benefit obligation at beginning of year	308	276
Service cost	8	8	CAD 8
Interest cost	11	11	12
Employees' contributions	1	1
Actuarial (gains)/loss	12	9
Benefits paid	(12)	(12)
Effect of foreign exchange rate changes	(4)	21
Other	(12)	(6)
Benefit obligation at end of year	312	308	276
Change in plan assets
Fair value of plan assets at beginning of year	115	99
Actual return on plan assets	5	(2)
Employer's contributions	9	10
Employees' contributions	1	1
Benefits paid	(12)	(12)
Effect of foreign exchange rate changes	(3)	19
Fair value of plan assets at end of year	115	115	CAD 99
Underfunded status at end of year	(197)	(193)
Presented as follows:
Deferred amounts and other assets	4	2
Accounts payable and other	(7)	(6)
Other long-term liabilities	(194)	(189)
Amount recognized in balance sheet	CAD (197)	CAD (193)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	4.00%	4.20%	3.90%